U.S. Treasury Fund
Cavanal Hill U.S. Treasury Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - U.S. Treasury Fund		Administrative Shares	Service Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%			0.50%
Other Expenses		0.39%	0.39%	0.39%	0.39%	0.39%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		0.79%	0.79%	0.54%	0.54%	1.04%
Less Fee Waivers	[1]	(0.10%)	(0.40%)	(0.27%)	(0.35%)	(0.80%)
Total Annual Fund Operating Expenses After Fee Waivers		0.69%	0.39%	0.27%	0.19%	0.24%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - U.S. Treasury Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Administrative Shares	70	242	429	969
Service Shares	40	212	399	941
Institutional Shares	28	146	275	651
Select Shares	19	138	267	643
Premier Shares	25	251	496	1,198

Cash Management Fund
Cavanal Hill Cash Management Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Cash Management Fund		Administrative Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%			0.50%
Other Expenses		0.39%	0.39%	0.39%	0.39%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		0.79%	0.54%	0.54%	1.04%
Less Fee Waivers	[1]	(0.23%)	(0.27%)	(0.35%)	(0.80%)
Total Annual Fund Operating Expenses After Fee Waivers		0.56%	0.27%	0.19%	0.24%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.13% paid by the Administrative Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Cash Management Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Administrative Shares	57	229	416	956
Institutional Shares	28	146	275	651
Select Shares	19	138	267	643
Premier Shares	25	251	496	1,198

Tax-Free Money Market Fund
Cavanal Hill Tax-Free Money Market Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Tax-Free Money Market Fund		Administrative Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%			0.50%
Other Expenses		0.40%	0.40%	0.40%	0.40%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%
Acquired Fund Fee and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.81%	0.56%	0.56%	1.06%
Less Fee Waivers	[1]	(0.10%)	(0.27%)	(0.35%)	(0.80%)
Total Annual Fund Operating Expenses After Fee Waivers		0.71%	0.29%	0.21%	0.26%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Tax-Free Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Administrative Shares	73	249	440	992
Institutional Shares	30	152	286	676
Select Shares	22	144	278	668
Premier Shares	27	257	507	1,222

Short-Term Income Fund
Cavanal Hill Short-Term Income Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Short-Term Income Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Short-Term Income Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.34%	0.49%	0.49%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.14%	1.29%	1.04%
Less Fee Waivers	[1]	(0.50%)	(0.64%)	(0.65%)
Total Annual Fund Operating Expenses After Fee Waivers		0.64%	0.65%	0.39%
[1]	The Adviser has contractually agreed to waive 0.40% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Short-Term Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	264	506	768	1,515
Investor Shares	66	346	646	1,500
Institutional Shares	40	266	511	1,212

Intermediate Bond Fund
Cavanal Hill Intermediate Bond Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information is available about these and other discounts from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Intermediate Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Intermediate Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.54%	0.69%	0.69%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.34%	1.49%	1.24%
Less Fee Waivers	[1]	(0.45%)	(0.59%)	(0.60%)
Total Annual Fund Operating Expenses After Fee Waivers		0.89%	0.90%	0.64%
[1]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Intermediate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	289	573	877	1,742
Investor Shares	92	413	757	1,729
Institutional Shares	65	334	623	1,447

Bond Fund
Cavanal Hill Bond Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.41%	0.56%	0.56%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.21%	1.36%	1.11%
Less Fee Waivers	[1]	(0.45%)	(0.60%)	(0.60%)
Total Annual Fund Operating Expenses After Fee Waivers		0.76%	0.76%	0.51%
[1]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return and each year that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	276	533	809	1,598
Investor Shares	78	372	687	1,583
Institutional Shares	52	293	553	1,298

Intermediate Tax-Free Bond Fund
Cavanal Hill Intermediate Tax-Free Bond Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Intermediate Tax-Free Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Intermediate Tax-Free Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.36%	0.51%	0.51%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.16%	1.31%	1.06%
Less Fee Waivers	[1]	(0.45%)	(0.59%)	(0.60%)
Total Annual Fund Operating Expenses After Fee Waivers		0.71%	0.72%	0.46%
[1]	The Adviser has contractually agreed to waive 0.40% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Intermediate Tax-Free Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	271	517	783	1,541
Investor Shares	74	357	662	1,527
Institutional Shares	47	277	526	1,240

Balanced Fund
Cavanal Hill Balanced Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Balanced Fund	A Shares		C Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Balanced Fund		A Shares	C Shares	Investor Shares	Institutional Shares
Management Fees		0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses		0.41%	0.56%	0.56%	0.56%
Shareholder Servicing Fees		0.10%	0.25%	0.25%	0.25%
Acquired Fund Fee and Expenses		0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.45%	2.35%	1.60%	1.35%
Less Fee Waivers	[1]	(0.49%)	(0.64%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waivers		0.96%	1.71%	0.96%	0.71%
[1]	The Adviser has contractually agreed to waive 0.39% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	445	746	1,069	1,984
C Shares	174	672	1,197	2,637
Investor Shares	98	442	810	1,846
Institutional Shares	73	364	678	1,568

U.S. Large Cap Equity Fund
Cavanal Hill U.S. Large Cap Equity Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - U.S. Large Cap Equity Fund	A Shares		C Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - U.S. Large Cap Equity Fund		A Shares	C Shares	Investor Shares	Institutional Shares
Management Fees		0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses		0.35%	0.50%	0.50%	0.50%
Shareholder Servicing Fees		0.10%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.29%	2.19%	1.44%	1.19%
Less Fee Waivers	[1]	(0.39%)	(0.54%)	(0.54%)	(0.54%)
Total Annual Fund Operating Expenses After Fee Waivers		0.90%	1.65%	0.90%	0.65%
[1]	The Adviser has contractually agreed to waive 0.29% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - U.S. Large Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	439	708	997	1,819
C Shares	168	633	1,125	2,481
Investor Shares	92	402	736	1,678
Institutional Shares	66	324	602	1,395

Opportunistic Fund
Cavanal Hill Opportunistic Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Opportunistic Fund	A Shares		C Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - Opportunistic Fund		A Shares	C Shares	Investor Shares	Institutional Shares
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses		0.61%	0.76%	0.76%	0.76%
Shareholder Servicing Fees		0.10%	0.25%	0.25%	0.25%
Acquired Fund Fee and Expenses	[1]	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses		1.85%	2.75%	2.00%	1.75%
Less Fee Waivers	[2]	(0.10%)	(0.25%)	(0.20%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers		1.75%	2.50%	1.80%	1.50%
[1]	Acquired Fund Fees and Expenses have been restated to reflect the fact that a security that bore an expense ratio of 8% has been sold and there is no expectation of holding such security in the future.
[2]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Opportunistic Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A Shares	522	902	1,307	2,435
C Shares	253	830	1,432	3,062
Investor Shares	183	608	1,059	2,311
Institutional Shares	153	527	926	2,042

World Energy Fund
Cavanal Hill World Energy Fund
Effective immediately, the following information replaces the information contained in the “Fees and Expenses of the Fund” and “Example” portions of the Fund Prospectus:
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - World Energy Fund	Class A	Class C	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses - World Energy Fund		Class A	Class C	Investor Shares	Institutional Shares
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses		0.29%	0.44%	0.44%	0.44%
Shareholder Servicing Fees		0.10%	0.25%	0.25%	0.25%
Acquired Fund Fee and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.26%	2.16%	1.41%	1.16%
Less Fee Waivers	[1]	(0.20%)	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers		1.06%	1.81%	1.06%	0.81%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees and to waive or assume certain expenses so that expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 1.15%, plus class-specific fees, until December 31, 2015. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - World Energy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	454	717	999	1,802
Class C	184	642	1,127	2,465
Investor Shares	108	412	738	1,661
Institutional Shares	83	334	605	1,378